RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Income taxes receivable	$ 0.5	$ 8.3
Receivables from governments	40.0	56.7
Receivable from Staatsolie	0.0	7.5
Receivable from the sale of Sadiola	0.0	1.8
Deferred consideration from the sale of Sadiola	1.2	1.2
Other receivables	6.7	5.2
Total receivables	48.4	80.7
Prepayment for other assets	0.3	0.0
Prepaid expenses	17.1	19.6
Hedge derivatives	30.7	20.4
Receivables and other current assets	$ 96.5	$ 120.7